Interest in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 17, 2025	Jun. 16, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Disclosure of associates [line items]
Carrying amount			$ 29,469		$ 28,777
Bank Of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount			22,456	$ 22,456	22,367	$ 22,367
Fair value			$ 11,713		11,631
HSBC’s interest percent	16.00%	19.03%	16.00%
Saudi Awwal Bank
Disclosure of associates [line items]
Carrying amount			$ 5,511		5,027
Fair value			$ 5,499		$ 5,705
HSBC’s interest percent			31.00%